Subsequent events (Narrative) (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2024 CAD ($) Share	Jan. 31, 2024 Share	Dec. 31, 2023 CAD ($) Share	Dec. 31, 2022 CAD ($) Share	Dec. 31, 2021 CAD ($) Share
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants			$ 7,500	$ 0	$ 1,302,543
Number of option exercised | Share			238,500	770,500	449,500
Proceeds from exercise of options			$ 379,500	$ 956,000	$ 540,749
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | Share	631,000
Proceeds from exercise of warrants	$ 427,050
Number of option exercised	463,000	63,000
Proceeds from exercise of options	$ 484,300